Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Income statement narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 1,238	$ 1,984
Impairment loss, after tax	877	1,778
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	666
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 399	1,055
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		690
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 141